Related Party Transactions - Summary of Outstanding balances as at reporting date (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Short term debt to related party		$ 6,225,815	$ 697,067
Due to related party		777,576	621,791
Short term convertible debt		132,269
Share Subscription Receivables	[1]	178,720	178,720
DBLP Sea Cow [Member]
Related Party Transaction [Line Items]
Short term debt to related party		447,067	697,067
Due to related party		350,000	225,000
Share Subscription Receivables		7,999	7,999
Dan Wagner [Member]
Related Party Transaction [Line Items]
Short term debt to related party		191,405
Due to related party		147,605	172,476
Share Subscription Receivables		111,845	111,845
Igor Lychagov [Member]
Related Party Transaction [Line Items]
Short term debt to related party		5,587,343
Richard Burchill [Member]
Related Party Transaction [Line Items]
Due to related party			535
Arthur Yao [Member]
Related Party Transaction [Line Items]
Due to related party		61,945	51,414
Peter Vesco [Member]
Related Party Transaction [Line Items]
Due to related party		31,248	42,906
Steve Perry [Member]
Related Party Transaction [Line Items]
Due to related party		1,133
Short term convertible debt		132,269
Sauvik Banerjjee [Member]
Related Party Transaction [Line Items]
Due to related party		58,320
Anthony Sharp [Member]
Related Party Transaction [Line Items]
Due to related party		127,325	129,460
Related party [Member]
Related Party Transaction [Line Items]
Share Subscription Receivables		$ 119,844	$ 119,844

[1]	Includes related party balances of $(119,844) as at December 31, 2023 and 2022, refer to note 14.